Related Party Transactions - Lease Agreements - Summary (Details) - EUR (€)	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease Balances [Abstract]
Right of Use Assets	€ 4,310,976,000		€ 0
Lease Liability IFRS 16		€ 4,547,534,000